Notes to the consolidated statements of income - (Gain) loss related to divestitures of Care Coordination activities (Details) - 9 months ended Sep. 30, 2019 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Notes to the consolidated statements of income
Process from the sale of an investment	$ 1,770,516	€ 1,531,109
Expected Pre Tax Loss On Sale of Investment		€ 829,860